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                                                           [LOGO LINCOLN
                                                                 ---------------
                                                                 Financial Group
                                                                 Lincoln Life]

The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1106
Telephone: 860 466 2374
Facsimile: 860 466 1778

VIA EDGAR

May 4, 2006

U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, D.C. 20549


Re:   Lincoln Life Flexible Premium Variable Life Account K
       (the "Separate Account")
      The Lincoln National Life Insurance Company ("Lincoln")
      File No. 033-76432; 811-08412; CIK: 0000920369
      Rule 497(j) Filing; Form S-6

To the Commission:

On behalf of The Lincoln National Life Insurance Company and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln, as Registrant, hereby certifies that the form of Prospectus for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(b), does not differ from the form of Prospectus contained in the most recent post-effective amendment filed electronically on April 26, 2006.

Sincerely,

/s/ Lawrence A. Samplatsky
--------------------------
Lawrence A. Samplatsky, Esquire
Assistant Vice President and Senior Counsel